Employee Benefit Plans (Schedule of Allocation of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Defined Benefit Plan Change In Benefit Obligation [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 59,559		$ 49,516
Mutual Funds [Member]
Defined Benefit Plan Change In Benefit Obligation [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	59,485	[1]	49,456	[2]
U.S. Equity Funds [Member]
Defined Benefit Plan Change In Benefit Obligation [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	33.00%		42.00%
U.S. Fixed Income Funds [Member]
Defined Benefit Plan Change In Benefit Obligation [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	26.00%		39.00%
Non-U.S. Equity Funds [Member]
Defined Benefit Plan Change In Benefit Obligation [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	25.00%		16.00%
Other [Member]
Defined Benefit Plan Change In Benefit Obligation [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	16.00%		3.00%
Cash and Cash Equivalents [Member]
Defined Benefit Plan Change In Benefit Obligation [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	74		60
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Change In Benefit Obligation [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	59,559		49,516
Fair Value, Inputs, Level 1 [Member] | Mutual Funds [Member]
Defined Benefit Plan Change In Benefit Obligation [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	59,485	[1]	49,456	[2]
Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Change In Benefit Obligation [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	74		60
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Change In Benefit Obligation [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 2 [Member] | Mutual Funds [Member]
Defined Benefit Plan Change In Benefit Obligation [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1]	0	[2]
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Change In Benefit Obligation [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Change In Benefit Obligation [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0		0
Fair Value, Inputs, Level 3 [Member] | Mutual Funds [Member]
Defined Benefit Plan Change In Benefit Obligation [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	[1]	0	[2]
Fair Value, Inputs, Level 3 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Change In Benefit Obligation [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0		$ 0

[1]	Mutual funds were invested 33% in U.S. equity funds, 26% in U.S. fixed income funds, 25% in non-U.S. equity funds and 16% in other.
[2]	Mutual funds were invested 42% in U.S. equity funds, 39% in U.S. fixed income funds, 16% in non-U.S. equity funds and 3% in other.